CONFIDENTIAL TREATMENT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RECEIVED
MAY 15 2009
OFFICE OF THE SECRETARY

Name: Davidson Kempner Capital Management LLC
Addres: 65 East 55th Street, 19th Floor
New York, NY. 10022

Form 13F File Number: 28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Timothy I. Levart
Title: Chief Operating Officer
Phone: 212-446-4020

13FCON P
11/12/2009

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	05/14/09 [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

09006594

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____________0____________

Form 13 F Information Table Entry Total: _________3_________

Form 13 F Information Table Value Total: $246,377 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 3/31/2009
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
SCHERING-PLOUGH CORP	CS	71644E102	70,756	3,004,519	SH		SOLE		3,004,519		
WYETH	CS	983024100	171,302	3,980,071	SH		SOLE		3,980,071		
			242,058								

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2010

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 3/31/2009
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
PETRO-CANADA	CS	806605101	4,319	162,500	SH		SOLE		162,500		

CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 14, 2009

13FCON